Consolidated Balance Sheets - CAD ($) $ in Millions	Dec. 31, 2025	Dec. 31, 2024
Current Assets
Cash and Cash Equivalents	$ 2,740	$ 3,093
Accounts Receivable and Accrued Revenues	3,435	2,614
Income Tax Receivable	366	231
Inventories	3,349	4,496
Total Current Assets	9,890	10,434
Restricted Cash	256	241
Exploration and Evaluation Assets, Net	575	484
Property, Plant and Equipment, Net	45,260	38,568
Right-of-Use Assets, Net	2,153	1,950
Income Tax Receivable	25	25
Investments in Equity-Accounted Affiliates	295	399
Other Assets	464	451
Deferred Income Taxes	1,594	1,064
Goodwill	2,912	2,923
Total Assets	63,424	56,539
Current Liabilities
Accounts Payable and Accrued Liabilities	5,847	6,242
Income Tax Payable	98	396
Short-Term Borrowings	0	173
Long-Term Debt	0	192
Lease Liabilities	369	359
Total Current Liabilities	6,314	7,362
Long-Term Debt	11,032	7,342
Lease Liabilities	2,806	2,568
Decommissioning Liabilities	4,872	4,534
Other Liabilities	889	919
Deferred Income Taxes	5,873	4,045
Total Liabilities	31,786	26,770
Shareholders’ Equity	31,622	29,754
Non-Controlling Interest	16	15
Total Liabilities and Equity	63,424	56,539
Commitments and Contingencies